CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Acquisitions of subsidiary, cash acquired	$ 1,164
(A) Proceeds from sale of subsidiary
Assets held for sale (excluding cash in the amount of $2,823)		$ 7,136
Liabilities held for sale		(3,428)
Non-controlling interest		(1,532)
Proceeds from sale of subsidiary		2,176
Assets held for sale, cash amount		$ 2,823